o GOF P-9

                        SUPPLEMENT DATED OCTOBER 1, 2004
       TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                   Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                           FRANKLIN FEDERAL MONEY FUND

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                          FRANKLIN FLOATING RATE TRUST

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                              FRANKLIN GLOBAL TRUST
                   Fiduciary European Smaller Companies Fund
             Fiduciary Large Capitalization Growth and Income Fund
                  Fiduciary Small Capitalization Equity Fund
                        Fiduciary Core Fixed Income Fund
                      Fiduciary Core Plus Fixed Income Fund
                           Fiduciary High Income Fund
             Franklin International Smaller Companies Growth Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
           Franklin Short-Intermediate U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                           Franklin Cash Reserves Fund
                Franklin Structured Large Cap Core Equity Fund
               Franklin Structured Large Cap Growth Equity Fund
                             Money Market Portfolio

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
              Franklin Templeton Non-U.S. Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      Emerging Fixed Income Markets Series
                             Emerging Markets Series
                    Foreign Equity Series - Primary Shares
                        Foreign Smaller Companies Series
                 Franklin Templeton Non-U.S. Core Equity Series


The prospectus is amended as follows:

1.    THE SECTION "DEALER COMPENSATION" IS REVISED AS FOLLOWS:

      A) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS, MONEY MARKET FUNDS, AND FRANKLIN FLOATING RATE TRUST, THE FIRST PARAGRAPH IS REPLACED WITH THE FOLLOWING:

      Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Fund(s) and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder Servicing and Transfer Agent" in the Statement of Additional Information. These fees are paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

      B) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS, MONEY MARKET FUNDS, AND FRANKLIN FLOATING RATE TRUST, THE PARAGRAPH AFTER THE COMMISSION TABLE ENTITLED "MARKET TIMERS" IS REPLACED WITH THE FOLLOWING:

      If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by the Fund's manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy," the Dealer shall, upon demand, refund such commissions to Distributors.

      C) FOR ALL FUNDS AND CLASSES, EXCEPT FOR ADVISOR OR Z CLASS AND MONEY MARKET FUNDS, THE FOLLOWING IS ADDED TO THE END OF THE SECTION:

      OTHER DEALER COMPENSATION. Distributors may make payments from 12b-1 or distribution fees received from the Fund(s) and from its other financial resources, to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about the Franklin Templeton funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these PAYMENTS.

      To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors may pay or allow other promotional incentives or payments to dealers.

      Sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, is not considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

      You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

II. THE FIRST AND THIRD PARAGRAPHS UNDER THE SECTION "MANAGEMENT" OR "WHO MANAGES THE FUND?" ARE REPLACED WITH THE FOLLOWING:

      On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On September 20, 2004, Franklin Resources, Inc. announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the Mass. Proceeding.

      Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease and desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts.

      The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the Securities and Exchange Commission described below.

      On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) had reached a settlement with the U.S. Securities and Exchange Commission ("SEC") that resolved an SEC investigation of market timing activity in the Franklin Templeton Investments funds. As part of the settlement, on August 2, 2004, the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

      Under the terms of the SEC's Order, Franklin Advisers, while neither admitting nor denying any of the findings therein, has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. Because the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or which particular groups of fund shareholders will receive distributions or in what proportion and amounts.

      In the Order, the SEC notes that the Company has generally sought to detect, discourage and prevent market timing in its funds and began to increase its efforts to control market timing in 1999. The Order also requires Franklin Advisers to, among other things:

      o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;

      o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and

      o Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

      The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office also has advised that the California Attorney General may bring a civil action against Franklin Resources, Inc. and Distributors arising from the same events. Even though the Company currently believes that the contemplated charges are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate.]

      These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

III. FOR FUNDS THAT OFFER CLASS B SHARES, THE PARAGRAPH "RETIREMENT PLANS" UNDER THE SECTION "SALES CHARGES-CLASS B" IS REVISED AS FOLLOWS:

      Class B shares are not available to Employer Sponsored Retirement Plans.

IV. FOR FRANKLIN STRATEGIC SERIES FUNDS, FRANKLIN REAL ESTATE SECURITIES FUND, AND FRANKLIN FEDERAL TAX-FREE INCOME FUND, ADD THE FOLLOWING PARAGRAPH UNDER THE SECTION "SALES CHARGES-CLASS B":
      Class B shares are not available to Employer Sponsored Retirement Plans.

V. FOR ALL FUNDS THAT OFFER ONLINE PRIVILEGES:

      The ability to change or add a bank account online is no longer available. All references in the prospectus are modified accordingly.

VI. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE:

      Effective November 1, 2004, investors may purchase Class B, Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Unless eligible to purchase Class Z or Advisor Class shares, all purchases by a prospective investor to a Fund account that does not have an appointed investment representative (financial advisor) will be invested in Class A shares at the applicable offering price. Investors who have not appointed an investment representative (financial advisor) to existing Class B, Class C or Class R share Fund accounts, may not make additional purchases to those accounts but may exchange their shares to a Franklin Templeton fund that offers Class B, Class C or Class R shares. Additional purchases by these existing investors will be invested in Class A shares at the applicable offering price. Dividend and capital gain distributions may continue to be reinvested in existing Class B, Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

VII. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE, THE FIRST PARAGRAPH AND THE PARAGRAPH BEGINNING WITH, "IF YOU PAID A CDSC..." UNDER "REINSTATEMENT PRIVILEGE" ARE REPLACED WITH THE FOLLOWING:

      Effective February 1, 2005, if you sell shares of a Franklin Templeton fund that were registered to you directly by the Fund's transfer agent or by a bank affiliate of the Fund's transfer agent you may reinvest all or a portion of the proceeds from that sale in Fund shares registered to you, or to you jointly with another, within 90 days of the sale without an initial sales charge. This Reinstatement Privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton fund shares that were held indirectly through a financial intermediary such as a broker dealer, an investment advisor, a bank, an insurance company separate account, a sponsor of a 529 college savings plan, or an administrator or trustee/custodian of an Employer Sponsored Retirement Plan, an employer sponsored IRA or a regular IRA.

      In order to take advantage of this Reinstatement Privilege, you must inform the Fund's transfer agent of this privilege at the time of your investment. The proceeds from the earlier sale must also be invested within the same share class as that of the sold shares, except proceeds from the sale of Class B shares (or Class B1 shares in Franklin Income
      Fund), Class C shares or Class R shares will be reinvested in Class A shares if at the time of investment you have not appointed an investment representative (financial advisor) of record for the Fund account(s) in which the purchased shares will be held. Proceeds from the earlier sale of Class Z shares may also be invested in Class A shares under this Reinstatement Privilege.

      If you paid a CDSC when you sold your Class A, C or R shares, we will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment (for example, if you are reinvesting $10,000 within 90 days of an earlier $10,000 sale on which you paid a $100 CDSC, the amount of your reinvestment will equal $10,100). The new shares issued with your reinvestment WILL BE subject to any otherwise applicable CDSC. If, however, you (excepting Employer Sponsored Retirement Plans) paid a CDSC when you sold (1) Class B or B1 shares; or (2) Class C or R shares held at the time of sale in a Franklin Templeton fund account without an investment representative (financial advisor) appointed by you and invest the proceeds from that sale in Class A shares within 90 days of the sale, you will not be credited with any CDSC paid at the time of sale. In this case, the new Class A shares issued with your reinvestment WILL NOT BE subject to any otherwise applicable CDSC.

VIII. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE, THE SECTION "SALES CHARGE WAIVERS" IS REPLACED WITH THE FOLLOWING:

      SALES CHARGE WAIVERS. Class A shares may be purchased without an initial sales charge or CDSC by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

IX. FOR ALL FUNDS, EFFECTIVE FEBRUARY 1, 2005, ALL REFERENCES REGARDING THE ABILITY TO REINVEST REDEMPTION PROCEEDS OR INCOME DISTRIBUTIONS WITHIN 365 DAYS ARE REVISED TO 90 DAYS.

X. THE FOLLOWING IS ADDED TO THE "INVESTOR SERVICES" SECTION:

      VALUED INVESTOR PROGRAM. You may be eligible for the Valued Investor Program (VIP) if the total combined value of Franklin Templeton fund shares held directly with the funds in your name or the name of a legal entity over which you have exclusive control, in the name of your spouse, and in the names of your children or grandchildren who are under the age of 21 exceeds $250,000. Franklin Templeton VIP shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

XI. FOR ALL FUNDS, EXCEPT MONEY FUNDS, THE SECTION "EXCHANGE LIMIT GUIDELINES" UNDER "EXCHANGING SHARES - EXCHANGE PRIVILEGE" IS DELETED.

XII. FOR ALL FUNDS THAT OFFER CLASS R SHARES, REVISE THE PARAGRAPH UNDER THE BULLET POINT THAT BEGINS WITH "INVESTORS WHO OPEN A FRANKLIN TEMPLETON IRA ROLLOVER..." AS FOLLOWS:

      o Investors who open a Franklin Templeton IRA Rollover with less than $1 million other than a current or former Franklin Templeton employee or as the result of a spousal rollover or a QDRO or with direct rollover proceeds from a DCS Plan.

XIII. FOR ALL FUNDS THAT OFFER ADVISOR OR Z CLASS AND FOR FRANKLIN STRUCTURED LARGE CAP CORE EQUITY AND FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUNDS:

      In the "Qualified Investors" section the bullet point regarding "Officers, trustees, directors and full-time employees..." is added oR replaced with the following:

      o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).

XIV. FOR ALL FUNDS THAT ARE OFFERED WITH AN INITIAL SALES CHARGE, THE SECTION TITLED "QUANTITY DISCOUNTS" IS AMENDED TO READ AS FOLLOWS:

        QUANTITY DISCOUNTS. We offer two ways for you to combine your current purchase of Class A fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This Quantity Discount information is also available free of charge at www.franklintempleton.com/retail/jsp_cm/ fund_perf/pub/quantity_discount.jsp.

        1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares -- referred to as "cumulative quantity discount eligible shares" -- with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

        Cumulative quantity discount eligible shares are shares:

(i) Registered to (or held for): o you, individually or jointly with another;

    o  your spouse or domestic partner, as recognized by applicable state law;

    o a trustee/custodian of a Coverdell Education Savings account for which you are the identified responsible person on the records of the "current purchase broker dealer" (as defined below) or its affiliate;

    o a trustee/custodian of your IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered with the Fund (or in the current purchase broker-dealer's brokerage account) under your social security number or the trustee/custodian is providing IRA custody services for clients of the current purchase broker-dealer as an affiliate of, or under contract with, the firm;

    o any entity over which you have individual or shared authority, as principal, to buy and sell shares for the account (for example, an UGMA/UTMA for a child on which you are the custodian, a trust on which you are the trustee, a business account [not to include retirement plans] for your solely owned business on which you are the authorized signer); and

           (ii) Held directly in Franklin Templeton fund accounts, and/or indirectly in brokerage accounts, with your "current purchase broker dealer." Your current purchase broker dealer is the broker dealer (financial advisor) for the Fund account (or brokerage account) that will hold the shares from your current purchase. If you do not select a broker dealer (financial advisor) for your current purchase, we will consider the distributor of the Fund's shares to be your current purchase broker dealer for purposes of identifying cumulative quantity discount eligible shares that might be combined with your current purchase.

           If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker dealer.

           The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. You should retain any records necessary to substantiate historical share costs because your current purchase broker dealer may not have or maintain this information.

           If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your current purchase broker dealer at the time of your current purchase or any future purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available.

           Franklin Templeton fund shares held as follows cannot be combined with your current purchase for purposes of the Cumulative Quantity
           Discount:

     o Shares held indirectly through financial intermediaries other than your current purchase broker dealer (for example, shares held in a different broker dealer's brokerage account or with a bank, an insurance company separate account or an investment advisor);

     o Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan);

     o  Shares held in a 529 college savings plan; and

     o Shares held directly in a Franklin Templeton fund account on which the broker dealer (financial advisor) of record is different than your current purchase broker dealer.

      Franklin Templeton fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

XV. FOR THE FRANKLIN FLOATING RATE TRUST:

      Item 7 of the qualifying list of entities that may buy Common Shares without an Early Withdrawal Charge, on page 44, is replaced with the following:

      7. Current and former officers, trustees, directors and full-time employees of the Franklin Templeton funds or Franklin Templeton Investments, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

XVI.  FOR TEMPLETON DEVELOPING MARKETS TRUST:

      Effective May 1, 2004, all references in the prospectus to the redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date is 2%.

XVII. FOR TEMPLETON FOREIGN FUND AND TEMPLETON WORLD FUND:

      Effective December 1, 2004, all references in the prospectus to the redemption fee will increase to 2% on shares sold within 5 New York Stock Exchange trading days following their purchase date.

XVIII. FOR FRANKLIN STRATEGIC SERIES - FRANKLIN AGGRESSIVE GROWTH FUND:

      The Franklin Aggressive Growth Fund's best quarterly disclosure under the "PERFORMANCE" section on page 7 is replaced with the following:

      Best Quarter:       Q4   '01        31.99%



               Please keep this supplement for future reference.